LICENSING AND COLLABORATION ARRANGEMENTS (Details) ¥ in Thousands, $ in Thousands						1 Months Ended										3 Months Ended		6 Months Ended	12 Months Ended												24 Months Ended
	Jan. 31, 2022 CNY (¥)	Sep. 03, 2020 USD ($)	Jan. 01, 2018	Nov. 17, 2017 CNY (¥)	Nov. 17, 2017 USD ($)	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Feb. 28, 2019 CNY (¥)	Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 17, 2020 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																			¥ 904,901	$ 131,198	¥ 1,212,958		¥ 984,689
Contract liabilities, current																			8,677													$ 1,258
Revenues																			(221,563)	(32,124)	88,026		1,542,668
Issue of shares, value																			¥ 132		¥ 126											$ 19
Issue of shares | shares																			190,879,919		183,826,753											190,879,919	183,826,753
Contract assets																			¥ 0		¥ 253,780											$ 0
Contract liabilities, non-current																			267,878		224,000											38,839
Interest payable																																9,000
Termination Fees																				600	4,200
Definitive license agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate amount receivable																				340,000
Imab Hangzhou [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																				3,000		$ 3,000
Imab Hangzhou [Member] | Ferring Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																						3,000
MorphoSys AG
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment received							$ 15,000
Genexine, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																			7,000		13,200
ABL Bio
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																			33,700		20,700
AbbVie
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee		$ 180,000
Research and development expense																							1,502,900	$ 228,800
Proceeds from milestone achievement		1,740,000
Total transaction price under the agreement						$ 1,295,000
Contract asset with customer																					31,600		227,400										$ 4,900			$ 34,800
Upfront payment received																								180,000
Milestone payment receivable		20,000																																$ 20,000
Revenue from contract with customer at time of transfer of license																								228,800
Total contract asset																					253,800												$ 39,700
AbbVie | Study I
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																				5,800
Revenue from collaborative arrangement, excluding assessed tax																					25,600	4,000	12,000	1,800
Accumulated revenue recognized | ¥																			7,400
AbbVie | Study II
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																			39,900
Revenue from collaborative arrangement, excluding assessed tax																					6,000	900	27,800	4,200
Accumulated revenue recognized | ¥																			7,200
AbbVie | Lemzoparlimab License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee						200,000																		180,000
Total transaction price under the agreement																						250,000		$ 250,000
AbbVie | Lemzoparlimab License | Study
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense						183,000
AbbVie | Lemzoparlimab License | Study I
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																				8,800
AbbVie | Lemzoparlimab License | Study II
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																				8,200
AbbVie | First milestone | Lemzoparlimab License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																						$ 20,000
AbbVie | Second milestone | Lemzoparlimab License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments						$ 50,000												$ 50,000													$ 50,000
AbbVie | Clinical milestones
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from milestone achievement		$ 840,000
KG Bio
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue recognized | ¥																			0		¥ 0		¥ 0
Licensing Agreement with MorphoSys AG | MorphoSys AG
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Second milestone payment								¥ 9,700	$ 1,500
Payments related to withholding tax amount | ¥								¥ 1,100
Licensing Agreement with Genexine, Inc. | Genexine, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																			¥ 3,482,700	525,000
Licensing Agreement with Genexine, Inc. | Genexine, Inc. | GX-I7
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																				2,000,000
Licensing Agreement with Genexine, Inc. | MacroGenics | Development milestone
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																				$ 75,000
Licensing Agreement with MacroGenics | MacroGenics
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing arrangements of terms																			The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which the Group participates, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.	The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which the Group participates, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.
Collaboration Agreement With ABL Bio
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost sharing ratio																			50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Other In-Licensing Arrangements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																							¥ 21,300	$ 3,100
Milestone payment receivable																			¥ 1,207,800													173,400
Collaboration Agreements with Tracon Pharmaceuticals, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fee payable																																			$ 9,000
Strategic Alliance Agreement with PT Kalbe Genexine Biologics | Genexine, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total transaction price under the agreement																						$ 250,000		250,000
Strategic Alliance Agreement with PT Kalbe Genexine Biologics | Genexine, Inc. | Study I
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																								$ 11,000
Cost-to-cost input method percent																							17.00%	17.00%
Strategic Alliance Agreement with PT Kalbe Genexine Biologics | Genexine, Inc. | Study II
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																								$ 10,200
Cost-to-cost input method percent																					51.00%	51.00%	41.00%	41.00%
Strategic Alliance Agreement with PT Kalbe Genexine Biologics | AbbVie
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reversal revenue																¥ 314,200	$ 48,000
Contract asset reversal																	39,800
Contract liabilities							$ 8,200										$ 8,200
Contract assets																																0
Contract liabilities, non-current																			¥ 16,600													$ 2,400
Strategic Alliance Agreement with PT Kalbe Genexine Biologics | AbbVie | Study I
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost-to-cost input method percent																			84.00%	84.00%
Strategic Alliance Agreement with PT Kalbe Genexine Biologics | AbbVie | Study II
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost-to-cost input method percent																			88.00%	88.00%
Strategic collaboration with Jumpcan
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee | ¥																			¥ 224,000
Milestone payments | ¥																			1,792,000
Upfront payment received | ¥																					¥ 224,000
Non-royalty payments | ¥																			2,016,000
Amount of payments received as cost sharing | ¥																			¥ 22,000
Proportion of CMC cost sharing																			50.00%	50.00%
Cell Line Collaboration with Ferring
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reimbursement																			¥ 18,600	$ 2,750
Collaboration Agreement with Everest [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued upon conversion | shares																																					6,078,571
Research and development expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																			63,100		27,900		¥ 43,600
Research and development expense | Genexine, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																			4,700		8,800
Research and development expense | MacroGenics | Licensing Agreements | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																				60,000
Research and development expense | Licensing Agreement with MorphoSys AG | MorphoSys AG
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee | ¥																			0		0		0
Research and development expense | Licensing Agreements with Morphosys
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																						$ 1,500		$ 1,000
Research and development expense | Licensing Agreement with MacroGenics
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																						4,484
Research and development expense | Other In-Licensing Arrangements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee																			500	70	6,800	1,100
Milestone payments																			2,800	400	19,800	2,900
Operating expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																			48,400		24,300		43,800
Operating expense | Collaboration Agreements with Tracon Pharmaceuticals, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																			0		110	$ 20	170	$ 30
Administrative expenses | Collaboration Agreements with Tracon Pharmaceuticals, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fee payable																			58,000																$ 9,000
MorphoSys AG
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue received | ¥																			6,000
MorphoSys AG | Licensing Agreement with MorphoSys AG
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments										¥ 6,900	$ 1,000
Genexine, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																							4,300
Genexine, Inc. | Licensing Agreement with Genexine, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee | ¥																			0		¥ 0		0
Reduction in milestone payment			50.00%
Agreement terminated period (in years)														15 years	15 years
Genexine, Inc. | Strategic Alliance Agreement with PT Kalbe Genexine Biologics | Study I
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost-to-cost input method percent																					53.00%	53.00%
Genexine, Inc. | Research and development expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																							2,900
Genexine, Inc. | Research and development expense | Licensing Agreement with Genexine, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee														¥ 79,600	$ 12,000
Milestone payments																			152,600	23,000
MorphoSys
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue received																				900
MorphoSys | Licensing Agreement with MorphoSys AG
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee				¥ 132,700	$ 20,000
Milestone payments				¥ 653,500	$ 98,500
MorphoSys | Research and development expense | Licensing Agreement with MorphoSys AG
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee																											¥ 0		¥ 132,700	$ 20,000
Milestone payments																									¥ 55,700	$ 8,000
MorphoSys | Research and development expense | Licensing Agreements with Morphosys
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee																									0		23,200	$ 3,500
MacroGenics | Research and development expense | Licensing Agreement with MacroGenics
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee																							0		104,400	$ 15,000
Milestone payments																			0		¥ 28,900	$ 4,500
ABL Bio
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																							44,000
CSPC | Licensing Agreement with CSPC Pharmaceutical Group Limited ("CSPC")
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee | ¥																											15,000
Milestone payments | ¥																											135,000
Second milestone payment | ¥	¥ 10,000																		8,500
Contract liabilities, current | ¥																											¥ 14,200
Proceeds from milestone achievement | ¥												¥ 15,000	¥ 800										0
Revenues | ¥																			0		¥ 8,500		¥ 0		¥ 30,000
Tracon
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Legal Fees																			¥ 91,300	$ 13,500